Risk management and financial instruments - Fair Values of Financial Instruments (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
US$440 facility
Derivative [Line Items]
Maximum borrowing capacity	$ 440,000,000	$ 440,000,000